Ordinary Shares (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended
	May 31, 2019 USD ($) Vote $ / shares shares	May 31, 2019 CNY (¥) Vote shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Ordinary Shares
Authorized share capital | $	$ 425		$ 425
Ordinary shares authorized (in shares)	850,000,000		850,000,000
Class A Ordinary Shares
Ordinary Shares
Ordinary shares authorized (in shares)	750,000,000		750,000,000	750,000,000
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	11,500,000	11,500,000
Ordinary shares issued (in shares)			73,065,987	71,736,059
Ordinary shares outstanding (in shares)			68,843,320	69,092,367
Number of votes per share | Vote	1	1
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.0005		$ 0.0005	$ 0.0005
Number of shares redesignated	66,613,419	66,613,419
Class B Ordinary shares
Ordinary Shares
Ordinary shares authorized (in shares)	20,000,000		20,000,000	20,000,000
Ordinary shares issued (in shares)			12,000,000	12,000,000
Ordinary shares outstanding (in shares)			12,000,000	12,000,000
Number of votes per share | Vote	30	30
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.0005		$ 0.0005	$ 0.0005
Number of shares redesignated	12,000,000	12,000,000
Ordinary shares, undesignated
Ordinary Shares
Ordinary shares authorized (in shares)	80,000,000		80,000,000
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.0005		$ 0.0005
ADS
Ordinary Shares
Number of securities sold	14,950,000	14,950,000
Sale price per shares | $ / shares	$ 13.80
IPO
Ordinary Shares
Net proceeds	$ 187,500	¥ 1,267.0
IPO | Class A Ordinary Shares
Ordinary Shares
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	11,500,000	11,500,000
IPO | ADS
Ordinary Shares
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	14,950,000	14,950,000
Ordinary shares | Class A Ordinary Shares
Ordinary Shares
Ordinary shares authorized (in shares)			750,000,000	750,000,000
Ordinary shares issued (in shares)			73,065,987	71,736,059
Ordinary shares outstanding (in shares)			68,843,320	69,092,367
Ordinary shares par value (in dollars per share) | $ / shares			$ 0.0005	$ 0.0005
Ordinary shares | Class B Ordinary shares
Ordinary Shares
Ordinary shares authorized (in shares)			20,000,000	20,000,000
Ordinary shares issued (in shares)			12,000,000	12,000,000
Ordinary shares outstanding (in shares)			12,000,000	12,000,000
Ordinary shares par value (in dollars per share) | $ / shares			$ 0.0005	$ 0.0005